Fair Value Disclosures (Narrative) (Detail) - USD ($) $ in Thousands	3 Months Ended							6 Months Ended		12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Mar. 31, 2015	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Carrying value of oil and gas properties	$ 32,800		$ 24,200					$ 36,200	$ 27,500	$ 33,900	$ 499,600	$ 148,400
Written down fair value of oil and gas properties	4,900		12,600					7,100	14,200	17,600	322,800	73,500
Impairment charges to oil and gas properties	27,904	$ 2,100	$ 11,555	$ 1,800	$ 90,500	$ 8,900	$ 73,100	29,124	13,319	16,306	176,774	$ 74,927
Asset retirement obligation measured at fair value								700	$ 600	1,400	$ 2,000
Face value of senior notes issued	500,000							500,000
Fair value of senior notes payable	$ 507,500	$ 520,000						$ 507,500		$ 520,000